COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
2018
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	$ 680
Other	87
2019
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	584
Other	41
2020
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	526
Other	40
2021
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	482
Other	39
2022
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	422
Other	43
Thereafter
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	3,868
Other	$ 333
North West Redwater Partnership
Disclosure Of Commitments [Line Items]
Percent of pro rata share of debt company has committed paying to joint venture	25.00%
Term of commitment to joint venture	30 years
Offshore equipment operating leases | 2018
Disclosure Of Commitments [Line Items]
Office leases	$ 181
Offshore equipment operating leases | 2019
Disclosure Of Commitments [Line Items]
Office leases	92
Offshore equipment operating leases | 2020
Disclosure Of Commitments [Line Items]
Office leases	70
Offshore equipment operating leases | 2021
Disclosure Of Commitments [Line Items]
Office leases	68
Offshore equipment operating leases | 2022
Disclosure Of Commitments [Line Items]
Office leases	8
Offshore equipment operating leases | Thereafter
Disclosure Of Commitments [Line Items]
Office leases	0
Office leases | 2018
Disclosure Of Commitments [Line Items]
Office leases	43
Office leases | 2019
Disclosure Of Commitments [Line Items]
Office leases	42
Office leases | 2020
Disclosure Of Commitments [Line Items]
Office leases	42
Office leases | 2021
Disclosure Of Commitments [Line Items]
Office leases	39
Office leases | 2022
Disclosure Of Commitments [Line Items]
Office leases	30
Office leases | Thereafter
Disclosure Of Commitments [Line Items]
Office leases	$ 118